The Gabelli Small Cap Growth Fund
Schedule of Investments — June 30, 2022 (Unaudited)
Shares
Market
Value
COMMON STOCKS  — 98.4%
Aerospace  — 0.7%
250,000 Aerojet Rocketdyne Holdings Inc.† ............ $ 10,150,000
30,500 Allied Motion Technologies Inc. ................. 696,620
40,000 Innovative Solutions and Support Inc.† ..... 288,000
7,000 Kratos Defense & Security Solutions Inc.† 97,160
11,231,780
Agriculture  — 0.1%
10,000 Cadiz Inc.† ............................................... 23,300
50,000 Limoneira Co. ........................................... 704,500
727,800
Automotive  — 0.1%
1,200 PACCAR Inc. ............................................ 98,808
69,000 The Shyft Group Inc. ................................ 1,282,710
1,381,518
Automotive: Parts and Accessories  — 4.0%
148,000 BorgWarner Inc. ....................................... 4,938,760
846,000 Brembo SpA ............................................. 8,218,464
94,022 China Automotive Systems Inc.† ............... 253,859
75,000 Commercial Vehicle Group Inc.† ............... 438,000
1,110,000 Dana Inc. ................................................. 15,617,700
410,000 Modine Manufacturing Co.† ...................... 4,317,300
34,000 Monro Inc. ............................................... 1,457,920
4,300 O'Reilly Automotive Inc.† ......................... 2,716,568
45,000 Puradyn Filter Technologies Inc.† .............. 5
180,000 Standard Motor Products Inc. ................... 8,098,200
245,660 Strattec Security Corp.†(a) ....................... 8,143,629
270,000 Tenneco Inc., Cl. A† .................................. 4,633,200
18,700 Thor Industries Inc. .................................. 1,397,451
19,000 Uni-Select Inc.† ........................................ 422,157
60,653,213
Aviation: Parts and Services  — 2.3%
20,000 AAR Corp.† .............................................. 836,800
9,500 Astronics Corp.† ...................................... 96,615
23,200 Astronics Corp., Cl. B† ............................. 222,952
47,000 Ducommun Inc.† ..................................... 2,022,880
670,000 Kaman Corp. ............................................ 20,937,500
89,000 Moog Inc., Cl. A ....................................... 7,065,710
18,000 Moog Inc., Cl. B ....................................... 1,575,720
21,500 Woodward Inc. ......................................... 1,988,535
34,746,712
Broadcasting  — 2.1%
119,000 Beasley Broadcast Group Inc., Cl. A† ........ 152,320
10,000 Cogeco Communications Inc. ................... 676,429
23,600 Cogeco Inc. .............................................. 1,251,321
196,500 Corus Entertainment Inc., Cl. B ................. 538,879
39,500 Fox Corp., Cl. A ........................................ 1,270,320
25,000 Gray Television Inc. .................................. 422,250
72,350 Gray Television Inc., Cl. A ......................... 1,145,633
260,000 ITV plc ..................................................... 206,546
Shares
Market
Value
13,000 Liberty Broadband Corp., Cl. A† ................ $ 1,476,150
11,000 Liberty Broadband Corp., Cl. C† ................ 1,272,040
20,000 Liberty Media Corp.- Liberty Formula One,
Cl. A† ................................................... 1,159,400
27,000 Liberty Media Corp.- Liberty Formula One,
Cl. C† ................................................... 1,713,690
64,000 Liberty Media Corp.- Liberty SiriusXM,
Cl. A† ................................................... 2,306,560
34,452 Liberty Media Corp.- Liberty SiriusXM,
Cl. C† ................................................... 1,241,995
92,340 Madison Square Garden Entertainment
Corp.† .................................................. 4,858,931
22,900 Nexstar Media Group Inc., Cl. A ................ 3,729,952
100,000 Salem Media Group Inc.† ......................... 212,000
260,000 Sinclair Broadcast Group Inc., Cl. A ........... 5,304,000
480,000 Sirius XM Holdings Inc. ............................ 2,942,400
31,880,816
Building and Construction  — 5.4%
79,000 Arcosa Inc. ............................................... 3,667,970
42,000 Armstrong Flooring Inc.† .......................... 11,697
83,400 D.R. Horton Inc. ....................................... 5,520,246
30,000 Gibraltar Industries Inc.† .......................... 1,162,500
238,400 Herc Holdings Inc. .................................... 21,491,760
120,500 KB Home ................................................. 3,429,430
3,000 Legacy Housing Corp.† ............................ 39,150
377,000 Lennar Corp., Cl. B ................................... 22,133,670
95,500 MDC Holdings Inc. ................................... 3,085,605
14,000 Meritage Homes Corp.† ............................ 1,015,000
2,050 NVR Inc.† ................................................ 8,208,487
122,000 PulteGroup Inc. ........................................ 4,834,860
64,000 Titan Machinery Inc.† ............................... 1,434,240
140,000 Toll Brothers Inc. ...................................... 6,244,000
82,278,615
Business Services  — 2.4%
13,000 ACCO Brands Corp. .................................. 84,890
570,000 Clear Channel Outdoor Holdings Inc.† ....... 609,900
355,000 Diebold Nixdorf Inc.† ................................ 805,850
60,000 Element Solutions Inc. .............................. 1,068,000
13,000 GSE Systems Inc.† ................................... 16,250
196,000 IAA Inc.† .................................................. 6,422,920
36,500 Live Nation Entertainment Inc.† ................ 3,014,170
40,000 Loomis AB ............................................... 972,849
162,000 Macquarie Infrastructure Holdings LLC ..... 633,420
16,000 McGrath RentCorp ................................... 1,216,000
20,000 Sealed Air Corp. ....................................... 1,154,400
69,000 Sohgo Security Services Co. Ltd. .............. 1,917,232
50,000 Team Inc.† ............................................... 37,165
338,000 The Interpublic Group of Companies Inc. .. 9,305,140
25,000 TransAct Technologies Inc.† ..................... 101,000
1,612,400 Trans-Lux Corp.†(a) ................................. 577,400

The Gabelli Small Cap Growth Fund
Schedule of Investments (Continued) — June 30, 2022 (Unaudited)
Shares
Market
Value
COMMON STOCKS (Continued)
Business Services (Continued)
34,000 United Rentals Inc.† ................................. $ 8,258,940
36,195,526
Cable  — 0.7%
52,500 AMC Networks Inc., Cl. A† ........................ 1,528,800
39,000 DISH Network Corp., Cl. A† ...................... 699,270
30,000 EchoStar Corp., Cl. A† .............................. 579,000
121,000 Liberty Global plc, Cl. A† .......................... 2,547,050
136,000 Liberty Global plc, Cl. C† .......................... 3,004,240
90,000 WideOpenWest Inc.† ................................ 1,638,900
9,997,260
Communications Equipment  — 0.0%
35,000 Telesat Corp.† .......................................... 390,950
Computer Software and Services  — 1.7%
82,000 Activision Blizzard Inc. .............................. 6,384,520
375,000 Alithya Group Inc., Cl. A† .......................... 903,750
185,000 GTY Technology Holdings Inc.† ................ 1,158,100
10,000 I3 Verticals Inc., Cl. A† ............................. 250,200
12,000 MKS Instruments Inc. ............................... 1,231,560
28,000 Rockwell Automation Inc. ......................... 5,580,680
31,800 Tyler Technologies Inc.† ........................... 10,572,864
8,117 Vimeo Inc.† .............................................. 48,864
26,130,538
Consumer Products  — 2.2%
120,000 1-800-Flowers.com Inc., Cl. A† ................. 1,141,200
68,000 Brunswick Corp. ....................................... 4,445,840
32,000 Chofu Seisakusho Co. Ltd. ........................ 415,802
40,000 Church & Dwight Co. Inc. ......................... 3,706,400
27,000 Energizer Holdings Inc. ............................. 765,450
2,000 Harley-Davidson Inc. ................................ 63,320
45,000 Hunter Douglas NV† ................................. 8,252,606
2,500 Kobayashi Pharmaceutical Co. Ltd. ........... 154,039
3,800 LCI Industries .......................................... 425,144
220,000 Marine Products Corp. .............................. 2,092,200
5,500 National Presto Industries Inc. .................. 361,020
225,000 Sally Beauty Holdings Inc.† ...................... 2,682,000
215,000 Samick Musical Instruments Co. Ltd. ........ 230,168
3,700 Shimano Inc. ............................................ 625,030
10,000 Steven Madden Ltd. .................................. 322,100
250,000 Swedish Match AB ................................... 2,546,494
10,000 The Scotts Miracle-Gro Co. ....................... 789,900
9,500 WD-40 Co. ............................................... 1,912,920
84,000 Wolverine World Wide Inc. ....................... 1,693,440
32,625,073
Consumer Services  — 1.1%
53,000 Bowlin Travel Centers Inc.† ....................... 266,325
15,500 H&E Equipment Services Inc. ................... 449,035
5,000 IAC/InterActiveCorp.† ............................... 379,850
180,000 KAR Auction Services Inc.† ...................... 2,658,600
Shares
Market
Value
347,500 Rollins Inc. ............................................... $ 12,134,700
15,888,510
Diversified Industrial  — 12.6%
10,000 Acuity Brands Inc. .................................... 1,540,400
53,000 Albany International Corp., Cl. A ................ 4,175,870
192,500 Ampco-Pittsburgh Corp.† ......................... 744,975
66,000 Burnham Holdings Inc., Cl. A .................... 942,150
357,500 Crane Holdings Co. ................................... 31,302,700
49,300 Distribution Solutions Group Inc.† ............ 2,533,527
100,000 EnPro Industries Inc. ................................ 8,193,000
110,000 Greif Inc., Cl. A ......................................... 6,861,800
96,362 Greif Inc., Cl. B ......................................... 6,002,389
1,266,000 Griffon Corp. ............................................ 35,485,980
21,000 Hyster-Yale Materials Handling Inc. ........... 676,620
6,000 JSP Corp. ................................................ 61,689
94,022 Kimball International Inc., Cl. B ................. 721,149
89,017 L.B. Foster Co., Cl. A† ............................... 1,145,649
44,000 Lincoln Electric Holdings Inc. .................... 5,427,840
37,500 Lindsay Corp. ........................................... 4,980,750
38,000 Matthews International Corp., Cl. A ........... 1,089,460
920,000 Myers Industries Inc. ................................ 20,911,600
74,007 Oil-Dri Corp. of America ............................ 2,268,314
13,000 Olin Corp. ................................................ 601,640
320,000 Park-Ohio Holdings Corp. ......................... 5,075,200
12,500 Pentair plc ................................................ 572,125
14,500 Roper Technologies Inc. ........................... 5,722,425
55,000 Sonoco Products Co. ................................ 3,137,200
51,000 Standex International Corp. ....................... 4,323,780
110,000 Steel Connect Inc.† .................................. 147,400
84,029 Steel Partners Holdings LP† ..................... 3,527,117
13,000 T. Hasegawa Co. Ltd. ................................ 264,350
7,000 Terex Corp. .............................................. 191,590
339,000 Textron Inc. .............................................. 20,702,730
400,000 Tredegar Corp. ......................................... 4,000,000
227,000 Trinity Industries Inc. ................................ 5,497,940
44,000 Ultra Electronics Holdings plc ................... 1,854,289
190,683,648
Electronics  — 2.4%
135,500 Badger Meter Inc. ..................................... 10,960,595
213,000 Bel Fuse Inc., Cl. A(a) ............................... 4,639,140
459,500 CTS Corp. ................................................ 15,645,975
34,000 Daktronics Inc.† ....................................... 102,340
120,000 Gentex Corp. ............................................ 3,356,400
20,000 IMAX Corp.† ............................................ 337,800
30,000 Renesas Electronics Corp.† ...................... 272,627
63,000 Stoneridge Inc.† ....................................... 1,080,450
36,395,327
Energy and Utilities  — 2.9%
18,000 Avangrid Inc. ............................................ 830,160
19,000 Callon Petroleum Co.† .............................. 744,800
10,000 Chesapeake Utilities Corp. ........................ 1,295,500

The Gabelli Small Cap Growth Fund
Schedule of Investments (Continued) — June 30, 2022 (Unaudited)
Shares
Market
Value
COMMON STOCKS (Continued)
Energy and Utilities (Continued)
35,000 CMS Energy Corp. .................................... $ 2,362,500
20,000 Consolidated Water Co. Ltd. ...................... 290,000
38,000 Diamondback Energy Inc. ......................... 4,603,700
55,000 Dril-Quip Inc.† .......................................... 1,419,000
74,000 Energy Recovery Inc.† .............................. 1,437,080
27,000 Landis+Gyr Group AG ............................... 1,415,545
24,000 Marathon Petroleum Corp. ........................ 1,973,040
3,500 Middlesex Water Co. ................................. 306,880
11,000 Northwest Natural Holding Co. .................. 584,100
21,500 NorthWestern Corp. .................................. 1,266,995
9,700 Otter Tail Corp. ......................................... 651,161
1,790,000 RPC Inc.† ................................................ 12,368,900
20,000 Siemens Gamesa Renewable Energy SA† .. 375,376
87,000 SJW Group .............................................. 5,429,670
32,000 Southwest Gas Holdings Inc. .................... 2,786,560
8,000 Spire Inc. ................................................. 594,960
33,200 The York Water Co. ................................... 1,342,276
19,556 TravelCenters of America Inc.† .................. 674,095
55,000 Vestas Wind Systems A/S ......................... 1,161,598
43,913,896
Entertainment  — 1.3%
76,500 Inspired Entertainment Inc.† ..................... 658,665
150,000 Liberty Media Corp.- Liberty Braves, Cl. A† 3,772,500
200,000 Liberty Media Corp.- Liberty Braves, Cl. C† 4,800,000
34,000 Madison Square Garden Sports Corp.† ..... 5,134,000
66,000 Manchester United plc, Cl. A ..................... 733,920
8,000 Take-Two Interactive Software Inc.† .......... 980,240
3,500 The Walt Disney Co.† ............................... 330,400
35,000 Universal Entertainment Corp.† ................. 375,332
57,000 World Wrestling Entertainment Inc., Cl. A .. 3,561,930
20,346,987
Environmental Services  — 0.6%
66,000 Republic Services Inc. .............................. 8,637,420
Equipment and Supplies  — 16.0%
17,500 A.O. Smith Corp. ...................................... 956,900
399,000 AMETEK Inc. ............................................ 43,846,110
56,000 AZZ Inc. ................................................... 2,285,920
12,800 Chart Industries Inc.† ............................... 2,142,464
155,000 CIRCOR International Inc.† ....................... 2,540,450
317,000 Core Molding Technologies Inc.† .............. 2,913,230
104,000 Crown Holdings Inc. ................................. 9,585,680
2,025 Danaher Corp. .......................................... 513,378
100,000 Donaldson Co. Inc. ................................... 4,814,000
45,000 Entegris Inc. ............................................. 4,145,850
216,000 Federal Signal Corp. ................................. 7,689,600
241,000 Flowserve Corp. ....................................... 6,899,830
158,000 Franklin Electric Co. Inc. ........................... 11,575,080
440,000 Graco Inc. ................................................ 26,140,400
35,000 IDEX Corp. ............................................... 6,357,050
Shares
Market
Value
140,000 Interpump Group SpA .............................. $ 5,337,419
7,400 Littelfuse Inc. ........................................... 1,879,896
110,000 Maezawa Kyuso Industries Co. Ltd. ........... 722,361
60,000 Minerals Technologies Inc. ....................... 3,680,400
6,000 MSA Safety Inc. ....................................... 726,420
676,000 Mueller Industries Inc. .............................. 36,024,040
335,000 Mueller Water Products Inc., Cl. A ............. 3,929,550
3,500 Teleflex Inc. .............................................. 860,475
169,500 Tennant Co. .............................................. 10,042,875
744,000 The Gorman-Rupp Co. .............................. 21,055,200
92,000 The Greenbrier Companies Inc. ................. 3,311,080
115,003 The L.S. Starrett Co., Cl. A† ...................... 807,321
40,000 The Manitowoc Co. Inc.† .......................... 421,200
50,000 The Middleby Corp.† ................................ 6,268,000
36,000 The Timken Co. ........................................ 1,909,800
30,000 The Toro Co. ............................................ 2,273,700
7,000 Valmont Industries Inc. ............................. 1,572,410
7,875 Watsco Inc., Cl. B ..................................... 1,907,719
47,000 Watts Water Technologies Inc., Cl. A ......... 5,773,480
240,909,288
Financial Services  — 4.3%
700 Alleghany Corp.† ...................................... 583,170
8,240 Ameris Bancorp ....................................... 331,083
25,000 Argo Group International Holdings Ltd. ..... 921,500
12,000 Capitol Federal Financial Inc. ..................... 110,160
20,900 Crazy Woman Creek Bancorp Inc. ............. 545,490
325,000 Energy Transfer LP ................................... 3,243,500
150 Farmers & Merchants Bank of Long Beach 1,143,900
335,450 Flushing Financial Corp. ............................ 7,131,667
66,000 FNB Corp. ................................................ 716,760
195,000 GAM Holding AG† .................................... 161,368
278,000 Hope Bancorp Inc. .................................... 3,847,520
410,000 Huntington Bancshares Inc. ...................... 4,932,300
678,000 KKR & Co. Inc. ......................................... 31,384,620
80,000 Medallion Financial Corp. .......................... 512,000
8,000 PROG Holdings Inc.† ................................ 132,000
85,000 Pzena Investment Management Inc., Cl. A . 560,150
44,000 Sandy Spring Bancorp Inc. ....................... 1,719,080
18,000 Sculptor Capital Management Inc. ............. 150,300
800 SouthState Corp. ...................................... 61,720
41,000 Synovus Financial Corp. ........................... 1,478,050
16,000 TFS Financial Corp. ................................... 219,680
15,000 Thomasville Bancshares Inc. ..................... 964,125
230,000 Valley National Bancorp ............................ 2,394,300
35,300 Value Line Inc. ......................................... 2,331,565
10,000 Waterloo Investment Holdings Ltd.†(b) ..... 5,000
133,000 Wright Investors' Service Holdings Inc.† ... 33,649
65,614,657
Food and Beverage  — 7.0%
425,000 Arca Continental SAB de CV ...................... 2,803,041
80,000 Brown-Forman Corp., Cl. A ....................... 5,411,200

The Gabelli Small Cap Growth Fund
Schedule of Investments (Continued) — June 30, 2022 (Unaudited)
Shares
Market
Value
COMMON STOCKS (Continued)
Food and Beverage (Continued)
40,000 Bull-Dog Sauce Co. Ltd. ............................ $ 551,297
900,000 China Tontine Wines Group Ltd.† .............. 11,011
195,000 Chr. Hansen Holding A/S ........................... 14,193,208
284,000 Crimson Wine Group Ltd.† ....................... 2,027,760
220,000 Denny's Corp.† ........................................ 1,909,600
500,000 Dynasty Fine Wines Group Ltd.† ............... 22,939
130,000 Farmer Brothers Co.† ............................... 609,700
412,000 Flowers Foods Inc. ................................... 10,843,840
114,000 ITO EN Ltd. .............................................. 5,108,491
46,000 Iwatsuka Confectionery Co. Ltd. ................ 1,352,742
23,000 J & J Snack Foods Corp. .......................... 3,212,180
107,000 Kameda Seika Co. Ltd. .............................. 3,805,093
240,000 Kikkoman Corp. ........................................ 12,735,849
675,000 Maple Leaf Foods Inc. .............................. 13,272,413
6,000 MEIJI Holdings Co. Ltd. ............................ 294,516
14,200 MGP Ingredients Inc. ................................ 1,421,278
62,000 Morinaga Milk Industry Co. Ltd. ................ 2,220,814
7,000 National Beverage Corp. ........................... 342,580
43,500 Nissin Foods Holdings Co. Ltd. ................. 3,004,090
13,500 Post Holdings Inc.† .................................. 1,111,725
60,000 Rock Field Co. Ltd. ................................... 642,099
2,000 The Boston Beer Co. Inc., Cl. A† ............... 605,940
57,200 The J.M. Smucker Co. .............................. 7,322,172
625,000 Tingyi (Cayman Islands) Holding Corp. ..... 1,070,500
36,050 Tootsie Roll Industries Inc. ....................... 1,274,367
370,000 Vina Concha y Toro SA ............................. 506,021
950,000 Vitasoy International Holdings Ltd. ............ 1,661,059
20,000 Willamette Valley Vineyards Inc.† .............. 125,400
100,000 Yakult Honsha Co. Ltd. ............................. 5,770,932
105,243,857
Health Care  — 4.8%
1,400 Align Technology Inc.† ............................. 331,338
6,700 Bio-Rad Laboratories Inc., Cl. A† .............. 3,316,500
13,500 Bruker Corp. ............................................ 847,260
920 Chemed Corp. .......................................... 431,839
21,500 CONMED Corp. ........................................ 2,058,840
32,000 Covetrus Inc.† .......................................... 664,000
400,000 Cutera Inc.† ............................................. 15,000,000
50,000 Dexcom Inc.† ........................................... 3,726,500
10,000 Evolent Health Inc., Cl. A† ......................... 307,100
7,700 Global Blood Therapeutics Inc.† ................ 246,015
150,000 Globus Medical Inc., Cl. A† ....................... 8,421,000
70,500 Henry Schein Inc.† ................................... 5,410,170
28,000 ICU Medical Inc.† ..................................... 4,602,920
33,200 Masimo Corp.† ........................................ 4,338,244
80,000 Meridian Bioscience Inc.† ......................... 2,433,600
45,000 Neogen Corp.† ......................................... 1,084,050
40,000 Neuronetics Inc.† ..................................... 128,400
90,000 NuVasive Inc.† ......................................... 4,424,400
Shares
Market
Value
216,000 OPKO Health Inc.† .................................... $ 546,480
129,000 Orthofix Medical Inc.† .............................. 3,036,660
17,000 Patterson Cos. Inc. ................................... 515,100
24,000 Seikagaku Corp. ....................................... 144,340
24,000 STERIS plc ............................................... 4,947,600
19,000 Straumann Holding AG ............................. 2,281,831
3,000 Stryker Corp. ............................................ 596,790
1,133 Surgalign Holdings Inc.† .......................... 3,863
30,000 SurModics Inc.† ....................................... 1,116,900
22,500 Teladoc Health Inc.† ................................. 747,225
100 The Cooper Companies Inc. ...................... 31,312
38,000 United-Guardian Inc. ................................ 569,620
72,309,897
Home Furnishings  — 0.3%
171,500 Bassett Furniture Industries Inc. ............... 3,107,580
5,000 Ethan Allen Interiors Inc. .......................... 101,050
70,000 La-Z-Boy Inc. ........................................... 1,659,700
4,868,330
Hotels and Gaming  — 4.4%
54,000 Boyd Gaming Corp. .................................. 2,686,500
191,040 Canterbury Park Holding Corp. ................. 4,942,205
101,200 Churchill Downs Inc. ................................ 19,382,836
120,000 Formosa International Hotels Corp. ........... 669,951
530,000 Full House Resorts Inc.† ........................... 3,222,400
48,508 Gaming and Leisure Properties Inc., REIT . 2,224,577
12,000 GAN Ltd.† ................................................ 35,520
750,000 Genting Singapore Ltd. ............................. 388,685
93,000 Golden Entertainment Inc.† ....................... 3,678,150
2,500,000 Mandarin Oriental International Ltd.† ........ 4,725,000
3,500 Penn National Gaming Inc.† ...................... 106,470
253,000 Ryman Hospitality Properties Inc., REIT† .. 19,235,590
2,500,000 The Hongkong & Shanghai Hotels Ltd.† .... 2,300,301
129,000 The Marcus Corp.† ................................... 1,905,330
13,500 Wynn Resorts Ltd.† .................................. 769,230
66,272,745
Machinery  — 2.5%
336,000 Astec Industries Inc. ................................. 13,702,080
1,420,000 CNH Industrial NV .................................... 16,457,800
95,000 Kennametal Inc. ....................................... 2,206,850
5,000 Nordson Corp. ......................................... 1,012,200
160,000 The Eastern Co. ........................................ 3,254,400
103,057 Twin Disc Inc.† ......................................... 933,696
37,567,026
Manufactured Housing and Recreational
Vehicles  — 1.5%
70,500 Cavco Industries Inc.† .............................. 13,817,295
71,000 Nobility Homes Inc. .................................. 1,988,000
81,500 Skyline Champion Corp.† ......................... 3,864,730
52,000 Winnebago Industries Inc. ........................ 2,525,120
22,195,145

The Gabelli Small Cap Growth Fund
Schedule of Investments (Continued) — June 30, 2022 (Unaudited)
Shares
Market
Value
COMMON STOCKS (Continued)
Metals and Mining  — 0.0%
45,000 Ivanhoe Mines Ltd., Cl. A† ........................ $ 259,051
95,000 Kinross Gold Corp. ................................... 340,100
599,151
Publishing  — 0.8%
2,500 Graham Holdings Co., Cl. B ....................... 1,417,100
5,000 John Wiley & Sons Inc., Cl. B ................... 240,078
34,000 News Corp., Cl. A ..................................... 529,720
775,000 The E.W. Scripps Co., Cl. A† ..................... 9,664,250
11,851,148
Real Estate  — 2.9%
78,500 Capital Properties Inc., Cl. A ..................... 959,662
7,567 Gyrodyne LLC† ........................................ 90,880
253,400 Indus Realty Trust Inc., REIT ..................... 15,041,824
17,500 Lamar Advertising Co., Cl. A, REIT ............ 1,539,475
89,800 Morguard Corp. ........................................ 7,604,257
15,000 Reading International Inc., Cl. A† .............. 54,150
4,000 Reading International Inc., Cl. B† .............. 84,000
30,000 Seritage Growth Properties, Cl. A, REIT† ... 156,300
140,000 Tejon Ranch Co.† ..................................... 2,172,800
387,500 The St. Joe Co. ......................................... 15,329,500
100,000 Trinity Place Holdings Inc.† ...................... 101,000
43,133,848
Retail  — 6.0%
127,500 AutoNation Inc.† ...................................... 14,249,400
9,000 Big 5 Sporting Goods Corp. ...................... 100,890
900 Biglari Holdings Inc., Cl. A† ...................... 529,047
85,000 Copart Inc.† ............................................. 9,236,100
523 Hertz Global Holdings Inc.† ...................... 8,284
45 Hertz Global Holdings Inc.† ...................... 713
261,000 Ingles Markets Inc., Cl. A .......................... 22,641,750
30,000 Lands' End Inc.† ...................................... 318,600
70,000 Movado Group Inc. ................................... 2,165,100
157,000 Nathan's Famous Inc. ............................... 9,195,490
71,000 Penske Automotive Group Inc. .................. 7,432,990
93,000 Pets at Home Group plc ............................ 347,778
336,500 Rush Enterprises Inc., Cl. B ...................... 16,693,765
10,000 Salvatore Ferragamo SpA ......................... 154,049
10,000 The Cheesecake Factory Inc. ..................... 264,200
31,000 Tractor Supply Co. .................................... 6,009,350
60,000 Village Super Market Inc., Cl. A ................. 1,368,600
6,700 Vroom Inc.† ............................................. 8,375
3,500 Weis Markets Inc. ..................................... 260,890
600 Winmark Corp. ......................................... 117,342
91,102,713
Specialty Chemicals  — 2.1%
3,300 Albemarle Corp. ....................................... 689,634
28,000 Ashland Global Holdings Inc. .................... 2,885,400
65,000 GCP Applied Technologies Inc.† ................ 2,033,200
Shares
Market
Value
248,000 H.B. Fuller Co. .......................................... $ 14,932,080
37,500 Hawkins Inc. ............................................ 1,351,125
42,000 Huntsman Corp. ....................................... 1,190,700
5,600 NewMarket Corp. ..................................... 1,685,376
8,400 Quaker Chemical Corp. ............................. 1,255,968
34,000 Sensient Technologies Corp. ..................... 2,739,040
2,500 Takasago International Corp. ..................... 44,848
91,200 The General Chemical Group Inc.†(b) ........ 0
95,000 Valvoline Inc. ........................................... 2,738,850
31,546,221
Telecommunications  — 0.8%
60,000 Consolidated Communications Holdings
Inc.† ..................................................... 420,000
61,000 Gogo Inc.† ............................................... 987,590
3,500 IDT Corp., Cl. B† ...................................... 88,025
61,000 Iridium Communications Inc.† .................. 2,291,160
86,000 Nuvera Communications Inc. .................... 1,602,180
82,000 Rogers Communications Inc., Cl. B ........... 3,927,800
109,500 Shenandoah Telecommunications Co. ....... 2,430,900
860,000 VEON Ltd., ADR† ..................................... 395,600
12,143,255
Transportation  — 2.4%
363,000 GATX Corp. .............................................. 34,180,080
18,600 Irish Continental Group plc ....................... 69,196
125,053 Navigator Holdings Ltd.† .......................... 1,411,849
35,661,125
Wireless Communications  — 0.0%
25,000 United States Cellular Corp.† .................... 724,000
TOTAL COMMON STOCKS .................. 1,485,847,995
CLOSED-END FUNDS  — 0.1%
60,000 The Central Europe, Russia, and Turkey
Fund Inc. .............................................. 597,600
32,729 The European Equity Fund Inc. .................. 233,685
119,537 The New Germany Fund Inc. ..................... 1,008,295
TOTAL CLOSED-END FUNDS ................ 1,839,580
PREFERRED STOCKS  — 0.1%
Automotive: Parts and Accessories  — 0.1%
87,000 Jungheinrich AG ....................................... 1,896,370
RIGHTS  — 0.0%
Communications Equipment  — 0.0%
60,500 Pineapple Energy Inc., CVR†(b) ................ 0
WARRANTS  — 0.0%
Business Services  — 0.0%
1 Internap Corp., expire 05/08/24†(b) .......... 652

The Gabelli Small Cap Growth Fund
Schedule of Investments (Continued) — June 30, 2022 (Unaudited)
Shares
Market
Value
WARRANTS (Continued)
Diversified Industrial  — 0.0%
140,000 Ampco-Pittsburgh Corp., expire 08/01/25† $ 58,380
TOTAL WARRANTS .......................... 59,032
Principal
Amount
U.S. GOVERNMENT OBLIGATIONS  — 0.1%
$ 1,075,000 U.S. Treasury Bill,
1.683%††, 09/29/22 ............................. 1,070,606
TOTAL MISCELLANEOUS INVESTMENTS
— 1.3%(c) ................................. 19,873,111
TOTAL INVESTMENTS — 100.0%
(Cost $508,122,382) ............................. $ 1,510,586,694
(a) Security considered an affiliated holding because the Fund owns at least
5% of its outstanding shares.
(b) Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
(c) Represents previously undisclosed, unrestricted securities which the
Fund has held for less than one year.
† Non-income producing security.
†† Represents annualized yield at date of purchase.
ADR American Depositary Receipt
CVR Contingent Value Right
REIT Real Estate Investment Trust